NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2025	104,000	$0.49
Granted	565,068	$0.13
Forfeited	(20,000)	$0.17
Vested	(613,068)	$0.39
Outstanding at December 31, 2025	36,000	$0.25

Schedule of share-based compensation expenses

	Years ended December 31,
	2023	2024	2025

Selling and marketing	$34	$89	$20
General and administrative	381	256	72
Total	$415	$345	$92